SUPPLEMENTAL CONSOLIDATED BALANCE SHEETS INFORMATION (Details) (TAT Technologies Ltd [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Warranty provision [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance, beginning	$ 288	$ 341	$ 401
Additions	196	169	112
Write-offs, net of recoveries	(208)	(222)	(172)
Balance, ending	276	288	341
Inventory Reserve [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance, beginning	6,589	4,716	2,309
Additions	649	2,717	3,997
Write-offs, net of recoveries	(669)	(844)	(1,590)
Balance, ending	6,569	6,589	4,716
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance, beginning	190	2,419	2,360
Additions	258	31	259
Write-offs, net of recoveries	(72)	(2,260)	(200)
Balance, ending	$ 376	$ 190	$ 2,419